Schedule of Investments (unaudited)
June 30, 2023
BlackRock Global Equity Absolute Return Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 2.9%
Banco do Brasil SA, ADR(a)	9,109	$ 93,732
Pagseguro Digital Ltd., Class A(b)	7,600	71,744
XP, Inc., Class A(b)	4,480	105,101
		270,577
Canada — 3.6%
Canadian National Railway Co.	1,364	165,173
Suncor Energy, Inc.	6,078	178,291
		343,464
China — 1.2%
Yum China Holdings, Inc.	2,000	113,310
Denmark — 2.0%
Novo Nordisk A/S, Class B	1,201	194,009
Germany — 8.4%
Beiersdorf AG	2,620	346,950
Infineon Technologies AG	2,380	98,014
MTU Aero Engines AG	591	153,287
Symrise AG	1,898	199,010
		797,261
Italy — 1.6%
Intesa Sanpaolo SpA	56,047	146,941
Japan — 12.8%
Makita Corp.	9,200	260,050
NIDEC Corp.	3,400	187,359
Recruit Holdings Co. Ltd.	11,300	360,643
Sony Group Corp.	4,500	406,216
		1,214,268
Netherlands — 3.9%
ASML Holding NV	237	171,903
Heineken NV	1,964	201,971
		373,874
Singapore — 0.9%
Sea Ltd., ADR(b)	1,508	87,524
Switzerland — 5.0%
DSM-Firmenich AG(b)	1,364	146,786
Lonza Group AG, Registered Shares	305	182,302
UBS Group AG, Registered Shares	7,318	148,326
		477,414
United States — 42.5%
Amazon.com, Inc.(b)	2,087	272,061
American International Group, Inc.	2,356	135,564
Security	Shares	Value
United States (continued)
Baker Hughes Co., Class A	6,210	$ 196,298
Black Knight, Inc.(b)	2,271	135,647
Cadence Design Systems, Inc.(b)	626	146,809
Chart Industries, Inc.(b)	1,159	185,197
Citizens Financial Group, Inc.	3,548	92,532
Comcast Corp., Class A	6,781	281,750
Dollar General Corp.	578	98,133
Equinix, Inc.	260	203,824
Freeport-McMoRan, Inc.	3,483	139,320
GE HealthCare Technologies, Inc.	2,378	193,189
General Electric Co.	1,595	175,211
Match Group, Inc.(b)	3,127	130,865
Meta Platforms, Inc., Class A(b)	556	159,561
Microsoft Corp.	431	146,773
PayPal Holdings, Inc.(b)	3,911	260,981
Pinterest, Inc., Class A(b)	5,247	143,453
Thermo Fisher Scientific, Inc.	545	284,354
Walt Disney Co.(b)	3,270	291,946
WD-40 Co.	739	139,412
Western Alliance Bancorp	2,656	96,864
WillScot Mobile Mini Holdings Corp.(b)	2,530	120,909
		4,030,653
Total Long-Term Investments — 84.8% (Cost: $7,797,811)		8,049,295
Short-Term Securities
Money Market Funds — 14.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.98%(c)(d)	1,313,032	1,313,032
SL Liquidity Series, LLC, Money Market Series, 5.28%(c)(d)(e)	21,991	21,991
Total Short-Term Securities — 14.1% (Cost: $1,335,023)		1,335,023
Total Investments — 98.9% (Cost: $9,132,834)		9,384,318
Other Assets Less Liabilities — 1.1%		106,557
Net Assets — 100.0%		$ 9,490,875
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Global Equity Absolute Return Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 1,394,967	$ —	$ (81,935)(a)	$ —	$ —	$ 1,313,032	1,313,032	$ 10,340	$ —
SL Liquidity Series, LLC, Money Market Series	158,152	—	(136,185)(a)	(9)	33	21,991	21,991	11,012(b)	—
				$ (9)	$ 33	$ 1,335,023		$ 21,352	$ —
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
CAC 40 Index	3	07/21/23	$ 243	$ (4,556)
TOPIX Index	3	09/08/23	476	(12,379)
S&P 500 E-Mini Index	3	09/15/23	673	(13,793)
STOXX Europe 600 Index	50	09/15/23	1,265	(260)
				$ (30,988)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,390,571	JPY	193,042,769	State Street Bank & Trust Co.	07/21/23	$ 48,221
USD	430,329	CAD	574,272	Goldman Sachs International	07/21/23	(3,310)
USD	312,346	CHF	282,591	NatWest Markets PLC	07/21/23	(4,099)
USD	140,077	DKK	968,952	HSBC Bank PLC	07/21/23	(2,111)
USD	1,422,006	EUR	1,320,741	NatWest Markets PLC	07/21/23	(20,765)
						$(30,285)
						$ 17,936

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Global Equity Absolute Return Fund
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(i)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(a)	02/26/24–02/24/28	$ (1,204,815)	$ (33,306)(b)	$ (1,227,006)	19.5%
	Monthly	Goldman Sachs Bank USA(c)	08/19/26	(1,223,417)	67,881(d)	(1,152,919)	19.6
	Monthly	HSBC Bank PLC(e)	02/10/28	(852,902)	(71,890)(f)	(919,747)	16.8
	Monthly	Morgan Stanley & Co. International PLC(g)	12/26/23–12/26/28	(659,928)	(5,935)(h)	(665,623)	11.6
					$ (43,250)	$ (3,965,295)
(b)	Amount includes $(11,115) of net dividends and financing fees.
(d)	Amount includes $(2,617) of net dividends and financing fees.
(f)	Amount includes $(5,045) of net dividends and financing fees.
(h)	Amount includes $(240) of net dividends and financing fees.
(i)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)	(e)
Range:	15-35 basis points	15-271 basis points	15-500 basis points
Benchmarks:	Euro Short-Term Rate:	Canadian Overnight Repo Rate Average:	Euro Short-Term Rate:
	EUR 1-Day	CAD 1-Day	EUR 1-Day
	Sterling Overnight Index Average:	Euro Short-Term Rate:	Sterling Overnight Index Average:
	GBP 1-Day	EUR 1-Day	GBP 1-Day
	Tokyo Overnight Average Rate:	Sterling Overnight Index Average:	Tokyo Overnight Average Rate:
	JPY 1-Day	GBP 1-Day	JPY 1-Day
	Stockholm Interbank Offer Rate:	Tokyo Overnight Average Rate:	Overnight Bank Funding Rate:
	SEK 1-Week	JPY 1-Day	USD 1-Day
	Overnight Bank Funding Rate:	Overnight Federal Funds Effective Rate:
	USD 1-Day	USD 1-Day

(g)
Range:	15-88 basis points
Benchmarks:	Copenhagen Interbank Offer Rate:
DKK 1-Week
Euro Short-Term Rate:
EUR 1-Day
Sterling Overnight Index Average:
GBP 1-Day
Hong Kong Overnight Index Average:
HKD 1-Day
Tokyo Overnight Average Rate:
JPY 1-Day
Norway Interbank Offer Rate:
NOK 1-Week
Overnight Federal Funds Effective Rate:
USD 1-Day

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Global Equity Absolute Return Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates February 26, 2024 to February 24, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
France
Air Liquide SA	787	$ 141,137	(11.5)%
South Korea
Samsung Electronics Co. Ltd.	3,367	185,398	(15.1)
Total Reference Entity — Long		326,535
Reference Entity — Short
Common Stocks
Israel
Wix.com Ltd.	537	(42,015)	3.4
Japan
Seven Bank Ltd.	35,200	(69,142)	5.6
Netherlands
Randstad NV	2,014	(106,218)	8.7
Sweden
Fastighets AB Balder, B Shares	18,575	(68,014)	5.6
United Kingdom
Bunzl PLC	4,231	(161,235)	13.1
United States
Belden, Inc.	1,160	(110,954)	9.0
Cognizant Technology Solutions Corp., Class A	765	(49,939)	4.1
GoDaddy, Inc., Class A	606	(45,529)	3.7
International Business Machines Corp.	1,016	(135,951)	11.1
Interpublic Group of Cos., Inc.	2,849	(109,915)	9.0
Intuit, Inc.	104	(47,652)	3.9
Iron Mountain, Inc.	3,471	(197,222)	16.1
Post Holdings, Inc.	1,377	(119,317)	9.7
Timken Co.	1,976	(180,863)	14.7
Trade Desk, Inc., Class A	1,419	(109,575)	8.9
		(1,106,917)
Total Reference Entity — Short		(1,553,541)
Net Value of Reference Entity — Citibank N.A.		$(1,227,006)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Japan
IHI Corp.	5,700	$ 154,598	(13.4)%
United Kingdom
HSBC Holdings PLC	20,760	164,374	(14.3)
Total Reference Entity — Long		318,972
Reference Entity — Short
Common Stocks
Canada
BCE, Inc.	2,138	(97,479)	8.4
France
ICADE	1,956	(81,633)	7.1
Japan
Dentsu Group, Inc.	2,400	(78,929)	6.8
Sosei Group Corp.	6,800	(70,938)	6.2
		(149,867)
Netherlands
Basic-Fit NV	803	(30,701)	2.7
Spain
Mapfre SA	50,696	(100,785)	8.8
Telefonica SA	28,206	(114,515)	9.9
		(215,300)
United States
AT&T Inc.	6,916	(110,310)	9.6
Expedia Group, Inc.	648	(70,885)	6.2
Kinsale Capital Group, Inc.	368	(137,706)	11.9
Paramount Global, Class B	4,205	(66,901)	5.8
Penske Automotive Group, Inc.	1,774	(295,602)	25.6
Progressive Corp.	1,232	(163,080)	14.1
Trupanion, Inc.	2,664	(52,427)	4.6
		(896,911)
Total Reference Entity — Short		(1,471,891)
Net Value of Reference Entity — Goldman Sachs Bank USA		$(1,152,919)

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Global Equity Absolute Return Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Rio Tinto PLC	1,280	$ 81,344	(8.8)%
United Kingdom
Melrose Industries PLC	24,486	157,765	(17.2)
United States
American International Group, Inc.	2,248	129,350	(14.1)
Total Reference Entity — Long		368,459
Reference Entity — Short
Common Stocks
France
Airbus SE	1,582	(228,728)	24.9
Japan
Secom Co. Ltd.	1,000	(67,679)	7.3
Netherlands
Basic-Fit NV	2,350	(89,848)	9.8
United Kingdom
Burberry Group PLC	5,510	(148,679)	16.2
Sage Group PLC	12,624	(148,293)	16.1
		(296,972)
United States
BRP Group, Inc., Class A	4,672	(115,772)	12.6
Coinbase Global, Inc., Class A	586	(41,928)	4.6
Conagra Brands, Inc.	3,673	(123,854)	13.5
Robert Half International, Inc.	1,532	(115,237)	12.5
WW Grainger, Inc.	264	(208,188)	22.6
		(604,979)
Total Reference Entity — Short		(1,288,206)
Net Value of Reference Entity — HSBC Bank PLC		$(919,747)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates December 26, 2023 to December 26, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
United Kingdom
Smith & Nephew PLC	14,206	$ 229,190	(34.4)%
Total Reference Entity — Long		229,190
Reference Entity — Short
Common Stocks
China
Industrial & Commercial Bank of China Ltd., Class H	137,000	(73,214)	11.0
Denmark
Pandora A/S	1,165	(104,130)	15.6
Germany
Siemens Energy AG	2,772	(49,014)	7.4
Hong Kong
Futu Holdings Ltd., ADR	1,067	(42,402)	6.4
Ireland
Glanbia PLC	8,045	(120,268)	18.0
Keywords Studios PLC	1,440	(33,101)	5.0
		(153,369)
Japan
SoftBank Corp.	8,600	(91,894)	13.8
Norway
Kahoot! ASA	18,727	(51,080)	7.7
Spain
ACS Actividades de Construccion y Servicios SA	3,602	(126,660)	19.0
United States
Omnicom Group, Inc.	2,134	(203,050)	30.5
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(665,623)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Global Equity Absolute Return Fund
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 270,577	$ —	$ —	$ 270,577
Canada	343,464	—	—	343,464
China	—	113,310	—	113,310
Denmark	—	194,009	—	194,009
Germany	—	797,261	—	797,261
Italy	—	146,941	—	146,941
Japan	—	1,214,268	—	1,214,268
Netherlands	—	373,874	—	373,874
Singapore	87,524	—	—	87,524
Switzerland	146,786	330,628	—	477,414
United States	4,030,653	—	—	4,030,653
Short-Term Securities
Money Market Funds	1,313,032	—	—	1,313,032
	$ 6,192,036	$ 3,170,291	$ —	9,362,327
Investments valued at NAV(a)				21,991
				$ 9,384,318
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ —	$ 67,881	$ —	$ 67,881
Foreign Currency Exchange Contracts	—	48,221	—	48,221
Liabilities
Equity Contracts	(30,988)	(111,131)	—	(142,119)
Foreign Currency Exchange Contracts	—	(30,285)	—	(30,285)
	$ (30,988)	$ (25,314)	$ —	$ (56,302)
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Global Equity Absolute Return Fund
Portfolio Abbreviation
ADR	American Depositary Receipt
S&P	Standard & Poor’s
TOPIX	Tokyo Stock Price Index